Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HIGH INCOME BOND FUND INC
Prospectus Date	rr_ProspectusDate	May 31, 2018
Document Creation Date	dei_DocumentCreationDate	May 25, 2018